PENSION PLANS AND RETIREE BENEFITS (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recorded	$ 15.4	$ 8.4
Rabbi trust	$ 89.3
Year trend rate reaches maximum	2024
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment objective period	3 years
Assumed initial healthcare cost trend rate	6.40%
Ultimate trend rate	2.10%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment objective period	5 years
Assumed initial healthcare cost trend rate	6.50%
Ultimate trend rate	5.00%
Fixed Income [Member] | Minimum [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	45.00%
Fixed Income [Member] | Maximum [Member] | SEMCO [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	33.00%
Fixed Income [Member] | Maximum [Member] | WGL Holdings [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	55.00%
Fixed Income [Member] | Maximum [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset mix	55.00%